UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22040

MLP & Strategic Equity Fund Inc.
(Exact name of registrant as specified in charter)
Nuveen Investments 333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	11/30
Date of reporting period:	2/29/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1 — Schedule of Investments

Portfolio of Investments (Unaudited)
MLP & Strategic Equity Fund Inc. (MTP)
February 29, 2012

Shares/
Units	Description (1)	Value
	Master Limited Partnerships & MLP Affiliates – 113.7% (99.6% of Total Investments)
	Energy Equipment & Services – 0.5% (0.5% of Total Investments)
65,616	Exterran Partners LP	$ 1,556,717
	Oil, Gas & Consumable Fuels – 113.2% (99.1% of Total Investments)
54,300	Alliance Holding GP LP	2,731,833
69,296	Alliance Resource Partners LP	4,973,374
21,100	American Midstream Partners LP	462,090
87,700	BreitBurn Energy Partners LP	1,653,145
118,563	Buckeye Partners LP	7,090,067
130,690	Buckeye Partners LP, Class B Shares, (2), (3), (4)	7,214,807
45,300	Chesapeake Midstream Partners LP	1,293,768
81,100	Copano Energy LLC	3,015,298
94,061	Crestwood Midstream Partners LP	2,712,719
130,883	Crestwood Midstream Partners LP, Class C Shares, (2), (3), (4)	3,618,000
297,207	DCP Midstream Partners LP	14,473,981
332,200	El Paso Pipeline Partners LP	12,181,774
255,478	Enbridge Energy Management LLC, (3)	8,627,492
180,438	Enbridge Energy Partners LP	5,873,257
631,457	Energy Transfer Equity LP	27,462,061
302,339	Enterprise Products Partners LP	15,685,347
122,690	EV Energy Partners LP	8,728,167
106,039	Genesis Energy LP	3,277,665
105,695	Holly Energy Partners LP	6,471,705
484,175	Inergy LP	8,453,696
244,020	Inergy Midstream LP	5,170,784
216,627	Kinder Morgan Management LLC, (3)	17,366,987
34,960	LRR Energy LP	705,842
125,898	Magellan Midstream Partners LP	9,211,957
196,800	MarkWest Energy Partners LP	11,770,608
47,375	Natural Resource Partners LP	1,156,424
10,000	NGL Energy Partners LP	213,600
150,800	NuStar GP Holdings LLC	5,246,332
249,706	ONEOK Partners LP	14,532,889
15,800	Oxford Resource Partners LP	144,254
40,003	Pioneer Southwest Energy Partners LP	1,088,882
194,474	Plains All American Pipeline LP	16,083,000
254,713	Regency Energy Partners LP	6,749,895
281,026	Spectra Energy Partners LP	9,271,048
227,310	Sunoco Logistics Partners LP	8,876,456
301,250	Targa Resources Partners LP	12,818,188
144,999	TC PipeLines LP	6,733,754
280,469	Teekay Offshore Partners LP	8,242,984
52,875	Teekay Offshore Partners LP	1,553,996
83,063	Teekay LNG Partners LP	3,256,070
118,426	TransMontaigne Partners LP	4,112,935
326,420	Western Gas Partners LP	14,946,772
219,922	Williams Partners LP	13,681,348
	Total Oil, Gas & Consumable Fuels	318,935,251
	Total Master Limited Partnerships & MLP Affiliates (cost $208,124,762)	320,491,968

Principal
Amount (000)	Description (1)	Coupon	Maturity	Value
	Short-Term Investments – 0.4% (0.4% of Total Investments)
$ 1,139	Repurchase Agreement with State Street Bank, dated 2/29/12, repurchase price $1,138,635, collateralized by $1,025,000 U.S. Treasury Notes, 3.125%, due 5/15/21, value $1,161,691	0.010%	3/01/12	$ 1,138,635
	Total Short-Term Investments (cost $1,138,635)			1,138,635
	Total Investments (cost $209,263,397) – 114.1%			321,630,603
	Other Assets Less Liabilities – (14.1)%			(39,828,700)
	Net Assets – 100%			$ 281,801,903

Fair Value Measurements

Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of February 29, 2012:

	Level 1	Level 2	Level 3	Total
Investments:
Master Limited Partnerships & MLP Affiliates*	$ 309,659,161	$ 10,832,807	$ –	$ 320,491,968
Short-Term Investments:
Repurchase Agreements	–	1,138,635	–	1,138,635
Total	$ 309,659,161	$ 11,971,442	$ –	$ 321,630,603

* Refer to the Fund’s Portfolio of Investments for industry breakdown of Master Limited Partnerships & MLP Affiliates classified as Level 2.

During the period ended February 29, 2012, the Fund recognized no significant transfers to or from Level 1, Level 2 or Level 3.

Income Tax Information

At February 29, 2012, the cost of investments was $210,876,620.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 29, 2012, were as follows:

Gross unrealized:
Appreciation	$ 115,592,708
Depreciation	(4,838,725)

Net unrealized appreciation (depreciation) of investments	$ 110,753,983

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets unless otherwise noted.
(2)	For fair value measurement disclosure purposes, Master Limited Partnership & MLP Affiliates categorized as Level 2.
(3)	Distributions are paid in-kind.
(4)	Security is restricted and may be resold only in transactions exempt from registration, normally to qualified institutional buyers.

Item 2. Controls and Procedures.

a.                 The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.                There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MLP & Strategic Equity Fund Inc.

By:	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: April 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: April 27, 2012

By:	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: April 27, 2012